Acquisition of Connacher Oil and Gas Limited (Details) $ in Millions	Aug. 05, 2026 CAD ($)
Connacher Oil and Gas Limited [Member]
Acquisition of Connacher Oil and Gas Limited [Line Items]
Cash consideration	$ 1,297.0